Acquisition of North American Custom Specialty Vehicles, LLC ("NACSV") (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Schedule of net tangible and intangible assets and liabilities
Assets Acquired:
Cash and cash equivalents	$135,425
Accounts receivable, net	370,481
Inventory	845,519
Prepaid expenses	26,004
Costs in excess of billings	570,787
Property and equipment, net	68,157
Customer relationships	1,478,666
Goodwill	832,674
4,327,713
Liabilities assumed:
Accounts payable	35,724
Accrued expenses	2,087
Notes payable	304,605
Billings in excess of costs	13,631
356,047
Total estimated purchase price	$3,971,666

Schedule of pro forma information about the acquisition
	Three Months Ended	Six Months Ended
	June 30, 2014	June 30, 2014
Revenue	$1,604,114	$2,170,851
Net Loss	$(2,896,786)	$(5,728,005)
Loss per common share - basic and diluted	$(0.03)	$(0.06